FAIR VALUE MEASUREMENTS (Summary of Reconciliation of Fair Value Measurement Using Level 3) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Fair value measurements
Balance at beginning of period
Initial recognition	(730)
Change in fair value
Balance at end of period	$ (730)